Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 19, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Dec. 29, 2017
Fiera Capital STRONG Nations Currency Fund | Fiera Capital STRONG Nations Currency Fund - Institutional Class
Prospectus:
Trading Symbol	SCAFX
Fiera Capital STRONG Nations Currency Fund | Fiera Capital STRONG Nations Currency Fund - Investor Class
Prospectus:
Trading Symbol	SCRFX